Finance income and cost	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance income and cost

23. Finance income and cost

An analysis of finance income is as follows.

	2025		2024		2023
Interest on cash and equivalents	US$	34,312	US$	39,941	US$	32,461
Interest on recovery of guarantee deposits		12,747		8,079		4,611
Interest on cash and equivalents held in the trust CIB/3249		782		1,424		1,150
	US$	47,841	US$	49,444	US$	38,222

An analysis of finance cost is as follows:

	2025		2024		2023
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 14)	US$	266,008	US$	250,530	US$	191,967
Interest on debts and borrowings (1)		25,610		14,125		2,851
Interest on asset backed trust notes		12,676		19,496		16,969
Cost of letter credit notes		7,482		6,744		5,477
Other finance costs		1,276		1,497		1,153
Derivative financial instruments loss (Note 4)		724		896		579
Bank fees and others		363		351		347
	US$	314,139	US$	293,639	US$	219,343

(1)	The borrowing costs related to the construction of qualifying assets are capitalized as part of the cost of the asset (Note 12). Interest expense not capitalized is related to the short-term working capital facility.

	2025		2024		2023
Interest on debts and borrowings	US$	47,897	US$	49,232	US$	24,752
Capitalized interest (Note 12)		(22,287)		(35,107)		(21,901)
Net interest on debts and borrowing in the consolidated statements of operations	US$	25,610	US$	14,125	US$	2,851